Accounts Receivable (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable [Abstract]
Allowance for doubtful accounts receivable	$ 54.3	$ 61.2	$ 52.9